Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2018
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Aug. 02, 2018
Document Effective Date	Aug. 02, 2018
Prospectus Date	Jul. 14, 2018
Olstein All Cap Value Fund | Adviser Class
Prospectus:
Trading Symbol	OFAFX
Olstein All Cap Value Fund | Class C
Prospectus:
Trading Symbol	OFALX
Olstein Strategic Opportunities Fund | Adviser Class
Prospectus:
Trading Symbol	OFSFX
Olstein Strategic Opportunities Fund | Class A
Prospectus:
Trading Symbol	OFSAX
Olstein Strategic Opportunities Fund | Class C
Prospectus:
Trading Symbol	OFSCX